Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2017
Other operating income [abstract]
Other operating income

	2015	2016	2017
	RMB’000	RMB’000	RMB’000
Government grants (i)	150,116	144,631	65,703
Rental income from investment property (Note 16)	48,553	46,164	46,700
Income from pipeline transportation services	6,731	5,215	4,454
Others	29,524	1,296	2,153

	234,924	197,306	119,010

(i)	Government grants

Grants related to R&D and other tax refund of RMB 65,266 thousands (2016: RMB 144,631 thousands, 2015: RMB 150,116 thousands) are included in the “government grants” line item. There are no unfulfilled conditions or other contingencies attaching to these grants. The Group did not benefit directly from any other forms of government assistance.

Deferral and presentation of government grants

Government grants relating to the purchase of property, plant and equipment are included in non-current liabilities as “deferred income” and are credited to profit or loss on a straight-line basis over the expected lives of the related assets. See Note 28 for further details. For the year ended 31 December 2017, RMB 437 thousands (For the year ended 31 December 2016 and 2015: Nil) were included in the government grants line item.